ASSETS CLASSIFIED AS HELD FOR SALE - Narrative (Details)	Dec. 31, 2025 shares
CTW Beta Co., Ltd. | Loxpac Hong Kong Co., Limited (“Loxpac HK”) (Formerly known as “Loxley Pacific Hong Kong Co., Limited” )
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates	9,825